Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Commitments and Contingencies

Note 13 – Commitments and Contingencies

Guaranty provided for related party

In July 2020, Tantech Bamboo provided a guarantee with Bank of China Lishui Branch for Forasen Food for maximum amount of approximately $1.5 million (RMB10 million) by pledging certain land and building as the collateral for the loan and notes. The guarantee will expire on July 8, 2023. Forasen Food is controlled by Ms. Yefang Zhang who is the Company’s director.

Operating leases

Shangchi Automobile leased certain factory facilities under operating leases through August 9, 2022. The annual rent under operating lease agreement was approximately $154,000 (RMB 1 million). On August 10, 2022, Shangchi Automobile renewed the operating lease agreement with the landlord to January 31, 2023, with annual rent of approximately $74,000 (RMB 476,712).

On November 20, 2020, Shenzhen Yimao signed a new operating lease agreement for office space for one year from November 23, 2020 to November 22, 2021 with annual rent of approximately $6,800 (RMB 44,352). On January 17, 2022, the lease agreement was renewed for another year until January 16, 2023.

Tantech Charcoal leased factory facilities and office space from Tantech Energy under operating leases for ten years from January 1, 2022 to December 31, 2031 with annual rent of approximately $191,000 (RMB1,238,784).

On April 18, 2022, Tanatech signed a new operating lease agreement for office space for one year from April 18, 2022 to April 30, 2023, with annual rent of $76,680.

The rental expense for the six months ended June 30, 2022 and 2021 were $242,249 and $175,579, respectively.

Contingencies

On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile and the Company for a debt dispute of approximately $1.8 million (RMB 11.35 million). Mr. Chen was the former general manager of Shangchi Automobile before the Company acquired Shangchi Automobile in 2017. On December 15, 2021, the Court ordered Shangchi Automobile to pay Mr. Hengwei Chen approximately $1.4 million (RMB 8.95 million). The Company filed an appeal on January 4, 2022, but the Court made the final judgement to maintain the original ruling on June 29, 2022. The Company recorded the disputed amount and further accrued interest of $0.5 million ( RMB3.5 million) in the accrued liabilities based on the best estimate of the management as of June 30, 2022. On September 7, 2022, the Court issued an order to freeze the disputed amount of total $1.3 million (RMB 8.7 million) in the Company’s certain bank accounts to enforce the execution. As of the date of this filing, the Company has paid $24,465 (RMB163,862).